Sales and advertising expense (Tables)	12 Months Ended
Dec. 31, 2022
Sales and advertising expense
Schedule of sales and advertisement expenses
Sales and advertising expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Staff costs	9,717	9,815	10,316
Advertising campaigns	24,765	69,521	62,457
Selling expenses	2,581	2,588	2,912
Sales and advertising expense	37,063	81,924	75,685